Note 12 - Income Tax and Social Contribution - Reconciliation From the Weighted Nominal to the Effective Tax Rate (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Profit before tax	R$ 13,167.0	R$ 12,929.8	R$ 13,398.4
Adjustment on taxable basis
Others non-taxable income	(400.8)	(310.9)	(392.0)
Government grants related to sales taxes	(1,807.3)	(1,889.1)	(1,528.6)
Share of result of joint ventures	(1.0)	3.1	5.0
Non-deductible expenses	305.5	91.1	539.3
Complement of income tax of foreign subsidiaries due in Brazil	503.0	560.4	148.0
Results of intercompany transactions	(693.4)	(547.5)	640.7
Total	R$ 11,073.0	R$ 10,836.9	R$ 12,810.8
Aggregated weighted nominal tax rate	29.98%	29.22%	30.16%
Taxes payable – nominal rate	R$ (3,319.5)	R$ (3,166.6)	R$ (3,864.0)
Adjustment on tax expense
Income tax Incentives	219.7	304.6	264.5
Deductible interest on shareholders' equity	1,710.4	1,649.0	1,867.7
Tax savings from goodwill amortization	72.3	175.2	142.0
Withholding income tax	(220.0)	(356.9)	153.1
Recognition / write-off of deferred charges on tax losses	(41.6)	(178.9)	796.7
PERT 2017		(2,784.7)
Effect of application of IAS 29 (hyperinflation)	(107.3)
Others with reduced taxation	(103.6)	(721.0)	325.0
Income tax and social contribution expense	R$ (1,789.6)	R$ (5,079.3)	R$ (315.0)
Effective tax rate	13.59%	39.28%	2.35%